UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4429

Dreyfus U.S. Treasury Long Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Long Term Fund
September 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--102.7%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--.2%
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	120,000	119,994
U.S. Government Agencies--12.6%
Federal Home Loan Banks,
Bonds, Ser. 1	5.13	5/15/09	2,250,000	2,258,221
Federal Home Loan Mortgage Corp.,
Notes	5.13	8/23/10	3,640,000	3,710,256
Federal National Mortgage
Association, Notes	5.80	2/9/26	1,600,000	1,601,541
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	2,338,435	2,288,114
				9,858,132
U.S. Government Agencies/Mortgage-Backed--3.5%
Government National Mortgage Association I
Ser. 2005-9, Cl. A, 4.03%,
5/16/22			216,047	212,573
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			247,308	243,530
Ser. 2006-9, Cl. A, 4.20%,
8/16/26			508,895	500,210
Ser. 2006-5, Cl. A, 4.24%,
7/16/29			1,789,984	1,760,808
				2,717,121
U.S. Treasury Bonds--66.5%
4.50%, 2/15/36			920,000 a	872,491
5.00%, 5/15/37			3,625,000 b	3,719,591
5.25%, 11/15/28			8,170,000 a	8,565,738
5.25%, 2/15/29			3,915,000 a	4,104,635
6.00%, 2/15/26			4,900,000 a	5,550,784
6.13%, 11/15/27			4,000,000 a	4,629,688
6.88%, 8/15/25			3,000,000 a	3,701,250
7.13%, 2/15/23			1,400,000 a	1,737,970
7.25%, 8/15/22			4,025,000 a	5,032,510
7.63%, 2/15/25			7,975,000	10,507,693
8.00%, 11/15/21			2,635,000 a	3,476,142
				51,898,492
U.S. Treasury Notes--19.9%
4.50%, 5/15/17			4,415,000 a	4,391,547
4.88%, 6/30/12			10,790,000	11,095,163
				15,486,710
Total Bonds and Notes
(cost $80,393,888)				80,080,449
			Face Amount
			Covered by
Options--.1%			Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January 2009
@ 4			7,650,000	10,354
6 Month Rec 2-Year Swap

November 2007@ 5.37	3,750,000	718
U.S. Treasury 5-Year Future Notes
December 2007@ 107	7,200,000	39,376
Total Options
(cost $66,667)		50,448
	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)

U.S. Treasury Bills
4.09%, 12/6/07
(cost $270,954)	273,000 [c]	271,163

Other Investment--.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $514,000)	514,000 [d]	514,000
Investment of Cash Collateral for
Securities Loaned--44.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $34,655,382)	34,655,382 [d]	34,655,382

Total Investments (cost $115,900,891)	148.3%	115,571,442
Liabilities, Less Cash and Receivables	(48.3%)	(37,627,966)
Net Assets	100.0%	77,943,476

a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $33,659,986 and the total market value of the collateral held by the fund is $34,655,382.
b	Purchased on a delayed delivery basis.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2007 ($)

Financial Futures Long
U.S. Treasury 5-Year Notes	300	32,109,375	December 2007	244,594
U.S. Treasury 2-Year Notes	23	4,762,078	December 2007	8,266
Financial Futures Short
U.S. Treasury 30-Year Bonds	12	(1,336,125)	December 2007	8,625
				261,485

STATEMENT OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)

Face Amount
Covered by
	Contracts ($)	Value ($)

Call Options:
U.S. Treasury 5-Year Futures

December 2007@ 108	72,000	(14,626)
Put Options:
U.S Treasury 5-Year Futures
December 2007@ 106	72,000	(12,375)
(Premiums received $44,543)		(27,001)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)